FAIRHOLME FUNDS, INC.

2601 NE 2nd Avenue

Miami, FL 33137

March 30, 2021

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Fairholme Funds, Inc.
File Nos. 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Fairholme Funds, Inc. (the “Company”) hereby certifies that the form of Statement of Additional Information, dated March 30, 2021, does not differ from that contained in Post-Effective Amendment No. 44 to the Company’s Registration Statement on Form N-1A that was filed electronically on March 25, 2021.

A definitive form of the Prospectus, dated March 30, 2021, will be filed separately pursuant to Rule 497(c).

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (305) 434-7727.

Sincerely,

/s/ Erica K. Kapahi
Erica K. Kapahi Chief Compliance Officer and Secretary Fairholme Funds, Inc.